Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 22,057	¥ 20,549
Payables under securities lending transactions		4,790	5,549
Obligations to return securities received as collateral		2,700	3,516
Total		29,547	29,614
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,244	2,975
Payables under securities lending transactions		4,014	5,030
Obligations to return securities received as collateral		860	2,020
Total		7,118	10,025
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		15,347	13,195
Obligations to return securities received as collateral		1,287	1,101
Total		16,634	14,296
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		430	636
Payables under securities lending transactions		2	1
Obligations to return securities received as collateral		131	117
Total		563	754
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		3,840	3,401
Total		3,840	3,401
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		123	205
Obligations to return securities received as collateral		4	3
Total		127	208
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		37	104
Payables under securities lending transactions		774	518
Obligations to return securities received as collateral		418	275
Total		1,229	897
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements		36	33
Total		¥ 36	¥ 33

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,611,916 million and ¥2,046,159 million at March 31, 2017 and September 30, 2017, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.